REDEEMABLE NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2020
REDEEMABLE NONCONTROLLING INTERESTS
REDEEMABLE NONCONTROLLING INTEREST

15. REDEEMABLE NONCONTROLLING INTERESTS

Redeemable noncontrolling interests (RNCI) mainly relate to the equity incentive arrangements the Company has made available to the senior employees of the Taxi, Classifieds and Yandex.Market business units, pursuant to which such persons are eligible to acquire depositary receipts (DRs), or receive options to acquire DRs, which entitle them to economic interests in the respective subsidiaries of the Company.

The redeemable noncontrolling interests as of December 31, 2019 and 2020 were measured at the redemption value and consisted of the following:

	2019	2020	2020
	RUB	RUB	$
RNCI related to DRs acquired by senior employees	3,681	215	2.9
RNCI related to options to acquire DRs	10,565	2,455	33.3
RNCI recognized in connection with the business combinations (Note 3)	—	497	6.7
Total redeemable noncontrolling interests	14,246	3,167	42.9

The changes in the redeemable noncontrolling interests were as follows:

	2019	2020	2020
	RUB	RUB	$
Balance at the beginning of period	13,035	14,246	192.8
Change in redemption value	1,337	569	7.7
Additional recognition	956	490	6.6
Purchase of redeemable noncontrolling interests	(747)	(9,793)	(132.6)
Acquisition of redeemable noncontrolling interests	—	493	6.7
Exchange of noncontrolling interests	—	(2,889)	(39.1)
Net loss attributable to redeemable noncontrolling interests	(99)	—	—
Other	(218)	—	—
Foreign currency translation adjustment	(18)	51	0.8
Balance at the end of period	14,246	3,167	42.9

The fair value of the redeemable noncontrolling interests was measured at the redemption value using a discounted cash flow (“DCF”) methodology. The most significant quantitative inputs used to measure the redemption value are the future revenue growth rates, projected adjusted earnings margins, terminal growth rate and discount rates. The inputs are based on the Company’s past experience and best estimates of future cash flows (Note 6).

In September 2020, the Company offered the employees of one of its business units an opportunity to exchange up to an aggregate of 201,395 of their outstanding Business Unit Equity Awards for an aggregate of 838,463 RSUs; this exchange was completed in October 2020. The replacement RSUs vest on the same schedule as the initial awards. The exchange was accounted for as a modification of the Business Unit Equity Awards resulting in an additional RUB 627 ($8.5) recognized immediately upon modification (Note 16). The exchange effect of redeemable noncontrolling interests was RUB 2,889 ($39.1) in 2020.

In July 2020, the Company recognized RUB 493 ($6.7) of redeemable noncontrolling interests due to the acquisition of a majority interest in Yandex.Market (Note 3).

During the years ended December 31, 2019 and 2020, the Company completed the purchase of redeemable noncontrolling interests in the amount of RUB 747 and RUB 9,793 ($132.6), respectively.

No dividends were paid or payable to the redeemable noncontrolling interests in the years ended December 31, 2019 and 2020.